Earnings Per Share (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings Per Share
12.	Earnings Per Share
Basic income (loss) per share of Class A Common Stock is computed by dividing net earnings (loss) attributable to WM Technology, Inc. by the weighted-average number of shares of Class A Common Stock outstanding during the period. Diluted income (loss) per share of Class A Common Stock adjusts basic net income (loss) per share of Class A Common Stock for the potentially dilutive impact of securities. For warrants that are liability-classified, during periods when the impact is dilutive, the Company assumes share settlement of the instruments as of the beginning of the reporting period and adjusts the numerator to remove the change in fair value of the warrant liability, net of the portion attributable to non-controlling interests, and adjusts the denominator to include the dilutive shares calculated using the treasury stock method.
The computation of income (loss) per share attributable to WM Technology, Inc. and weighted-average shares of the Company’s Class A Common Stock outstanding are as follows for the three months ended March 31, 2024 and 2023 (amounts in thousands, except for share and per share amounts):
	Three Months Ended March 31,
	2024	2023
Numerator:
Net income (loss)	$1,959	$(3,969)
Less: net income (loss) attributable to noncontrolling interests	719	(1,494)
Net income (loss) attributable to WM Technology, Inc. Class A Common Stock - basic and diluted	$1,240	$(2,475)
Effect of dilutive securities:
Less: fair value change of Public and Private Placement Warrants, net of amounts attributable to noncontrolling interests	—	—
Net income (loss) attributable to WM Technology, Inc. Class A Common Stock - diluted	$1,240	$(2,475)
	Three Months Ended March 31,
	2024	2023
Denominator:
Weighted average of shares of Class A Common Stock outstanding - basic	94,704,164	92,323,757
Weighted average effect of dilutive securities:
Public warrants[1]	—	—
Private warrants[1]	—	—
Restricted stock units[1]	1,319,188	—
Weighted average of shares of Class A Common Stock outstanding - diluted	96,023,352	92,323,757
Net income (loss) per share of Class A Common Stock - basic	$0.01	$(0.03)
Net income (loss) per share of Class A Common Stock - diluted	$0.01	$(0.03)

¹	Calculated using the treasury stock method.
Shares of the Class V Common Stock do not participate in the earnings or losses of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted earnings per share of Class V Common Stock under the two-class method has not been presented. However, shares of the Class V Common Stock outstanding for the period are considered potentially dilutive shares of Class A common stock under application of the if-converted method and are included in the computation of diluted earnings (loss) per share, except when the effect would be anti-dilutive.
The Company excluded the following securities from its computation of diluted shares outstanding for the periods presented, as their effect would have been anti-dilutive:

	Three Months Ended March 31,
	2024	2023
Class V Units	55,486,361	55,486,361
Class P Units	14,679,507	15,024,862
RSUs	6,495,170	5,909,464
PRSUs	—	859,375
Public Warrants	12,499,973	12,499,973
Private Placement Warrants	7,000,000	7,000,000
Acquisition holdback shares	—	677,847

15.	Earnings Per Share
Basic income (loss) per share of Class A Common Stock is computed by dividing net earnings (loss) attributable to WM Technology, Inc. by the weighted-average number of shares of Class A Common Stock outstanding during the period. Diluted income (loss) per share of Class A Common Stock adjusts basic net income (loss) per share of Class A Common Stock for the potentially dilutive impact of securities. For warrants that are liability-classified, during periods when the impact is dilutive, the Company assumes share settlement of the instruments as of the beginning of the reporting period and adjusts the numerator to remove the change in fair value of the warrant liability, net of the portion attributable to non-controlling interests, and adjusts the denominator to include the dilutive shares calculated using the treasury stock method.
Prior to the Business Combination, the membership structure of WMH included units which had profit interests. The Company analyzed the calculation of net earnings (loss) per unit for periods prior to the Business Combination and determined that it resulted in values that would not be meaningful to the users of these consolidated financial statements. Therefore, net earnings per share information has not been presented for periods prior to the Business Combination on June 16, 2021. The basic and diluted income (loss) per share for the year ended December 31, 2021 represent the period from June 16, 2021 (Closing Date) to December 31, 2021.
The computation of (loss) income per share attributable to WM Technology, Inc. and weighted-average shares of the Company’s Class A Common Stock outstanding are as follows for the years ended December 31, 2023, 2022 and 2021 (amounts in thousands, except for share and per share amounts):

	Years Ended December 31,
	2023	2022	2021
Numerator:
Net income (loss)	$(15,727)	$(82,651)	$152,218
Less: net income attributable to WMH prior to the Business Combination	—	—	15,078
Less: net income (loss) attributable to noncontrolling interests after the Business Combination	(5,829)	33,338	76,757
Net income (loss) attributable to WM Technology, Inc. - basic	(9,898)	(115,989)	60,383
Effect of dilutive securities:
Change in fair value of Public and Private Placement Warrants, net of amounts attributable to noncontrolling interests	—	—	72,483
Net income (loss) attributable to WM Technology, Inc. - diluted	$(9,898)	$(115,989)	$(12,100)
Denominator:
Weighted average common shares outstanding - basic	93,244,911	85,027,120	65,013,517
Weighted average effect of dilutive securities:
Public warrants¹	—	—	1,153,782
Private warrants¹	—	—	646,118
Weighted average common shares outstanding - diluted	93,244,911	85,027,120	66,813,417
Net income (loss) per share of Class A Common Stock:
Net income (loss) per Class A common share - basic	$(0.11)	$(1.36)	$0.93
Net income (loss) per Class A common share - diluted	$(0.11)	$(1.36)	$(0.18)

¹	Calculated using the treasury stock method.
Shares of the Class V Common Stock do not participate in the earnings or losses of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted earnings per share of Class V Common Stock under the two-class method has not been presented. However, shares of the Class V Common Stock outstanding for the period are considered potentially dilutive shares of Class A common stock under application of the if-converted method and are included in the computation of diluted earnings (loss) per share, except when the effect would be anti-dilutive.
The Company excluded the following securities from its computation of diluted shares outstanding, as their effect would have been anti-dilutive:

	Years Ended December 31,
	2023	2022	2021
Class V Shares	55,486,361	55,486,361	65,502,347
Class P Units	14,804,507	15,125,429	25,660,529
RSUs outstanding	7,683,598	6,269,868	6,398,707
PRSUs outstanding	234,375	859,375	2,437,500
Public Warrants	12,499,973	12,499,973	—
Private Placement Warrants	7,000,000	7,000,000	—
Acquisition holdback shares	—	677,847	—